Related Party Transactions (Details)																				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 21, 2021 $ / shares shares	Jun. 23, 2021 shares	Apr. 19, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares	Aug. 27, 2020 shares	Aug. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 01, 2020 USD ($) $ / shares shares	May 27, 2020 shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 10, 2019 USD ($) shares	Jul. 29, 2019 shares	Mar. 11, 2019 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		May 06, 2021 $ / shares	Mar. 23, 2021 $ / shares	Feb. 01, 2021 $ / shares
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																						13,585,000		14,886,000		0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares							$ 0.03							$ 0.05								$ 0.27		$ 0.03	[1]	$ 0	[1]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares	312,800			1,962	300,000				386,985				2,901,440										386,985			300,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.25			$ 0.01	$ 0.31	$ 0.0305										$ 0.034					$ 0.034		$ 0.034	$ 0.0305		$ 0.034		$ 0.25	$ 0.26	$ 0.25
Stock Issued During Period, Value, Issued for Services	$ 78,200																				$ 21,656	$ 421,559	$ 29,336	$ 7,680		$ 22,005
Dividends, Preferred Stock																				$ 40,433	19,392	115,047	56,143	75,535
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares														4,500,000
Share-based Payment Arrangement, Expense							$ 49,290							$ 176,229									$ 9,792	24,645
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in Shares) | shares																							3,000,000
(in Dollars per share) | $ / shares								$ 0.03
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares	312,800
Share-based Payment Arrangement, Noncash Expense																						761,222	$ 259,307	568,363		234,192
Preferred Stock Dividends, Shares (in Shares) | shares						2,151,204
Stock Issued During Period, Shares, Other (in Shares) | shares			637,953
Debt Conversion, Converted Instrument, Amount																						2,653,795	0	1,633,406		627,479
Compensation As Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares										$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares										1,000,000
Share-based Payment Arrangement, Expense										$ 56,037													11,595
Legal Fees [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										71,279
Prepaid Legal Fees [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										9,721
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares								0.03				$ 0.03			$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares												1,000,000			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period															10 years
Number of Directors															2
Share-based Payment Arrangement, Expense							$ 9,860					$ 28,460			$ 78,324						6,528		$ 9,487	9,860
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															3 years
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares							400,000
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares														$ 0.05
Share-based Payment Arrangement, Expense														$ 58,743
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														3 years
Former President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares) | shares														1,500,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares											250,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited (in Shares) | shares											750,000
President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense											$ (1,632)															3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares) | shares											1,500,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited (in Shares) | shares																		300,000
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares											1,000,000
Chief Executive Officer [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares														1,500,000
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares														1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years
Share-based Payment Arrangement, Expense							$ 24,645							$ 4,896										49,290
(in Dollars per share) | $ / shares								0.03
Issued to Each Related Party [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares															1,000,000
Share-based Payment Arrangement, Expense							$ 2,465								$ 39,162						$ 3,264			2,465
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares							100,000
Issued to Each Related Party [Member] | Each Consultant [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares														1,500,000
Share-based Payment Arrangement, Expense														$ 58,743
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares							2,000,000
Issued to Each Related Party [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense														58,743
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares							1,000,000
Issued to Each Related Party [Member] | President [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense														$ 58,743
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares								$ 0.03		$ 0.05
Share-based Payment Arrangement, Expense										$ 56,037														56,067		60,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares										1,000,000
Director [Member] | Director #2 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																	$ 46,500									46,500
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares																	775,000
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																			100,000
Stock Issued During Period, Value, Issued for Services																			$ 8,740
Share-based Payment Arrangement, Expense																										16,085
President [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																			100,000
Stock Issued During Period, Value, Issued for Services																			$ 8,740
Share-based Payment Arrangement, Noncash Expense																								11,909
Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																										$ 5,000
Share-based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares		3,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		vest following the Company’s achievement of a total of $30 million of revenues over four consecutive quarters
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Payment Arrangement, Option [Member] | Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares		750,000
Share-based Payment Arrangement, Option [Member] | Chief Legal Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares		750,000
Share-based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares) | shares		1,500,000
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																							200,000
Stock Issued During Period, Value, Issued for Services																							$ 7,680
Share-based Payment Arrangement, Expense																							$ 69,342
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares) | shares																							750,000
Share-based Payment Arrangement, Noncash Expense																								67,623
Restricted Stock [Member] | Compensation As Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares) | shares																							1,000,000
Restricted Stock [Member] | Compensation As Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares) | shares																							250,000
Restricted Stock [Member] | Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																							$ 15,635
Restricted Stock [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																							26,511
Restricted Stock [Member] | Management [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																							27,196
Share-based Payment Arrangement, Noncash Expense																								15,856
Restricted Stock [Member] | Issued to Each Related Party [Member] | Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense																								7,135
Restricted Stock [Member] | Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense																								32,614
Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends, Preferred Stock						$ 65,568														15,141		46,677	49,176	65,568
Preferred Stock Dividends, Shares (in Shares) | shares						2,151,204
Dividends Payable						$ 0																		0
Stock Issued During Period, Shares, Other (in Shares) | shares																										26,227
Debt Conversion, Converted Instrument, Amount																										$ 655,661
Series X Preferred Stock [Member] | Officer [Member]
Related Party Transactions (Details) [Line Items]
Dividends, Preferred Stock																				2,000		6,000	9,750
Preferred Stock Dividends, Shares (in Shares) | shares						262,478
Dividends Payable						$ 8,000																		8,000
Series X Preferred Stock [Member] | Majority Shareholder [Member]
Related Party Transactions (Details) [Line Items]
Dividends, Preferred Stock																				7,816		23,444	23,443
Series X Preferred Stock [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Dividends, Preferred Stock																				$ 5,325		$ 17,233	$ 15,983
Preferred Stock Dividends, Shares (in Shares) | shares						863,212
Dividends Payable						$ 26,310																		26,310
Series X Preferred Stock [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										30,000
Series X Preferred Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										50,000
Series X Preferred Stock [Member] | President [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										50,000
Series X Preferred Stock [Member] | Director #2 [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										72,089
Series X Preferred Stock [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock Dividends, Shares (in Shares) | shares						1,025,514
Dividends Payable						$ 31,528																		$ 31,528
Stock Issued During Period, Shares, Other (in Shares) | shares																26,227
Accounts Payable [Member] | Director [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares							$ 0.03
Consulting Services [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										174,813
Settlement of Note Payable [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount																										137,759
June 1, 2020 [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares												$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Share-based Payment Arrangement, Expense												$ 28,460
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares												1,000,000
August 10, 2019 [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																	$ 60,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares																	1,000,000
August 10, 2019 [Member] | Director #3 [Member]
Related Party Transactions (Details) [Line Items]
Share-based Payment Arrangement, Expense																	$ 12,000									$ 12,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares																	200,000

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.